                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      June 30, 2001
                                                   -------------


Check here if Amendment    [X]           Amendment Number :    1
                                                             ------
   This Amendment (Check only one): [X]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          -----------------------------------------
Title:    President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

          /s/ William C. Crowley             Greenwich, CT           August 14, 2002
          --------------------------       -------------------      -------------------
           (Signature)                     (City, State)                  (Date)

Report Type ( Check only one):

   [X]    13F HOLDINGS REPORTS   (Check here if all holdings of this reporting
          manager are reported in this report)

   [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     30
Form 13F Information Table Value Total:             $3,419,077
                                                (in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN           COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------   -------     -------------------  ----------  --------  --------------------
                                                      VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------   -------     -------   ---  ----  ----------  --------  --------------------
ANC Rental Corp                Common    001813-10-4     3,599   1,199,683    SH        DEFINED           1,199,683
--------------------------------------------------------------------------------------------------------------------------------
ANC Rental Corp                Common    001813-10-4    18,163   6,054,190    SH         SOLE             6,054,190
--------------------------------------------------------------------------------------------------------------------------------
AT&T Canada                    Common    00207Q-20-2       129       4,297    SH        DEFINED               4,297
--------------------------------------------------------------------------------------------------------------------------------
AT&T Canada                    Common    00207Q-20-2       624      20,703    SH         SOLE                20,703
--------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc.               Common    05329W-10-2    88,718   7,648,077    SH        DEFINED           7,648,077
--------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc.               Common    05329W-10-2   433,631  37,382,023    SH         SOLE            37,382,023
--------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.                  Common    053332-10-2   521,481  13,906,166    SH        DEFINED          13,906,166
--------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.                  Common    053332-10-2   629,203  16,778,734    SH         SOLE            16,778,734
--------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                   Common    248019-10-1    45,004   1,557,238    SH        DEFINED           1,557,238
--------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                   Common    248019-10-1   227,347   7,866,662    SH         SOLE             7,866,662
--------------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co. Inc.           Common    260561-10-5    19,099     319,860    SH        DEFINED             319,860
--------------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co. Inc.           Common    260561-10-5    91,218   1,527,690    SH         SOLE             1,527,690
--------------------------------------------------------------------------------------------------------------------------------
Footstar Inc.                  Common    344912-10-0    18,000     523,265    SH        DEFINED             523,265
--------------------------------------------------------------------------------------------------------------------------------
Footstar Inc.                  Common    344912-10-0   104,416   3,035,335    SH         SOLE             3,035,335
--------------------------------------------------------------------------------------------------------------------------------
Gtech Holdings Corp.           Common    400518-10-6     5,849     164,709    SH        DEFINED             164,709
--------------------------------------------------------------------------------------------------------------------------------
Gtech Holdings Corp.           Common    400518-10-6    27,882     785,191    SH         SOLE               785,191
--------------------------------------------------------------------------------------------------------------------------------
Honeywell
  International Inc.           Common    438516-10-6    37,069   1,059,407    SH        DEFINED           1,059,407
--------------------------------------------------------------------------------------------------------------------------------
Honeywell
  International Inc.           Common    438516-10-6   190,366   5,440,593    SH         SOLE             5,440,593
--------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne Inc.             Common    539320-10-1    34,711     688,021    SH        DEFINED             688,021
--------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne Inc.             Common    539320-10-1   166,555   3,301,392    SH         SOLE             3,301,392
--------------------------------------------------------------------------------------------------------------------------------
McKesson HBOC Inc.             Common    58155Q-10-3   146,404   3,944,080    SH        DEFINED           3,944,080
--------------------------------------------------------------------------------------------------------------------------------
McKesson HBOC Inc.             Common    58155Q-10-3    91,028   2,452,269    SH         SOLE             2,452,269
--------------------------------------------------------------------------------------------------------------------------------
Office Depot Inc.              Common    676220-10-6    32,941   3,173,492    SH        DEFINED           3,173,492
--------------------------------------------------------------------------------------------------------------------------------
Office Depot Inc.              Common    676220-10-6   157,050  15,130,025    SH         SOLE            15,130,025
--------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource Inc.        Common    704379-10-6    29,838     461,171    SH        DEFINED             461,171
--------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource Inc.        Common    704379-10-6   146,994   2,271,929    SH         SOLE             2,271,929
--------------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens Inc.         Common    961238-10-2       128      92,994    SH        DEFINED              92,994
--------------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens Inc.         Common    961238-10-2       617     446,806    SH         SOLE               446,806
--------------------------------------------------------------------------------------------------------------------------------
Willamette Industries, Inc.    Common    969133-10-7    26,116     527,603    SH        DEFINED             527,603
--------------------------------------------------------------------------------------------------------------------------------
Willamette Industries, Inc.    Common    969133-10-7   124,898   2,523,196    SH         SOLE             2,523,196
--------------------------------------------------------------------------------------------------------------------------------

     PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.